Annual Operating Expenses - FidelitySustainableTargetDateFunds-ComboClassK6Pro - FidelitySustainableTargetDateFunds-ComboClassK6Pro - Fidelity Sustainable Target Date 2060 Fund - Fidelity Sustainable Target Date 2060 Fund - Class K6
	May 30, 2024
Operating Expenses:
Management fee	0.29%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.30%	[1]

[1]	AAdjusted to reflect current fees.
[2]	BFor the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.